Shareholders’ Equity (Details)				6 Months Ended			12 Months Ended
	Jul. 10, 2025	May 30, 2025 vote shares	Apr. 24, 2024 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, issued (in shares)			1,656,459	1,656,459	1,656,459		1,656,459
Common stock, shares, outstanding (in shares)			1,656,459	1,656,459	1,656,459		1,656,459
Proceeds from IPO, net of offering costs				$ 0	$ 0	$ 49,360,502
Stockholders' equity note, stock split, conversion ratio		8
Ordinary shares, shares authorized (in shares)		Unlimited		Unlimited	Unlimited		Unlimited
Subsequent event
Subsidiary, Sale of Stock [Line Items]
Stockholders' equity note, stock split, conversion ratio	8
Conversion of Class B into Class A
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, ratio		1
Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, issued (in shares)		4,204,775		525,597	525,597		525,597
Common stock, shares, outstanding (in shares)				525,597	525,597		525,597
Number of votes per share | vote		1
Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, issued (in shares)		9,046,892		1,130,862	1,130,862		1,130,862
Common stock, shares, outstanding (in shares)				1,130,862	1,130,862		1,130,862
Number of votes per share | vote		20
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			208,333
Sale of stock, price per share (in USD per share) | $ / shares			$ 36
Proceeds from IPO, net of offering costs | $			$ 5,330,276
After stock split | Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, issued (in shares)		525,597
After stock split | Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, issued (in shares)		1,130,862